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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23049

Hays Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Keith Hays

105 Continental Place, Suite 150

Brentwood, TN 37027

(Name and address of agent for service)

Registrant's telephone number, including area code: (800)-789-2194

Date of fiscal year end: July 31

Date of reporting period: July 1, 2016 - June 30, 2017

ITEM 1. PROXY VOTING RECORD:

Registrant: Hays Series Trust - Hays Tactical Multi-Asset Fund Item I
Investment Company Act file number: 811-23049
Reporting Period: July 1, 2016 through June 30, 2017

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
2	Ishares Trust	SHY	464287457	6/19/2017	Elect Director: Jane D Carlin	management	y	y	f
3	Ishares Trust	SHY	464287457	6/19/2017	Elect Director: Richard L Fagnani	management	y	y	f
4	Ishares Trust	SHY	464287457	6/19/2017	Elect Director: Drew E Lawton	management	y	y	f
5	Ishares Trust	SHY	464287457	6/19/2017	Elect Director: Madhav V Rajan	management	y	y	f
6	Ishares Trust	SHY	464287457	6/19/2017	Elect Director: Mark Wiedman	management	y	y	f

SIGNATURES

See General Instruction F

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Hays Series Trust

By (Signature and Title)*  /s/ Jeffrey Hays

   Jeffrey Hays, President and Principal Executive Officer

Date: August 21, 2017

* Print the name and title of each signing officer under his or her signature.